As filed with Securities and Exchange Commission on November 3, 2022.
File Nos. 333-137942
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 36	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 302	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on November 30, 2022 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

EXPLANATORY NOTE
This Post-Effective Amendment No. 36 under the Securities Act of 1933, as amended (Amendment No. 302 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of The Variable Annuity Life Insurance Company Separate Account A (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until November 30, 2022, the pending effective date of the Registrant’s 35th Post-Effective Amendment.
By way of further background, Post-Effective Amendment No. 35 was filed under Rule 485(a)(1) on September 6, 2022, for the purpose of adding a new prospectus and Statement of Additional Information to offer a reduced separate account fee for Portfolio Director. Post-Effective Amendment No. 35 originally requested that the Amendment become effective 60 days after filing, pursuant to the requirements of Rule 485(a)(1).
This Post-Effective Amendment No. 36 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on this 3rd day of November, 2022.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

BY:	/s/ CHRISTOPHER P. FILIAGGI
CHRISTOPHER P. FILIAGGI
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President (Principal Executive Office)	November 3, 2022

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 3, 2022

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer)	November 3, 2022

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	November 3, 2022

SABRA R. PURTILL	Director

*GILLIANE E. ISABELLE GILLIANE E. ISABELLE	Director	November 3, 2022

SABYASACHI RAY	Director

*By: /s/ TRINA SANDOVAL

Trina Sandoval, Attorney-in-Fact pursuant to a Power of Attorney (see File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 2022, Accession No. 0001193125-22-122948), Incorporated by Reference.